Vanguard LifeStrategy Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.5%)
Vanguard Total Stock Market Index Fund Investor Shares	102,032,264	7,556,509

International Stock Fund (31.4%)
Vanguard Total International Stock Index Fund Investor Shares	293,868,245	4,881,152

U.S. Bond Fund (14.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	201,777,693	2,197,359

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares	80,014,766	927,371
Total Investment Companies (Cost $9,628,081)		15,562,391
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.386% (Cost $2,873)	28,725	2,873
Total Investments (100.0%) (Cost $9,630,954)		15,565,264
Other Assets and Liabilities-Net (0.0%)		3,206
Net Assets (100%)		15,568,470

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At July 31, 2019, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

LifeStrategy Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				July 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2	NA1	NA1	(4)	—	96	—	2,873
Vanguard Total
International Bond
Index Fund	861,351	63,977	52,182	(100)	54,325	23,345	—	927,371
Vanguard Total
International Stock
Index Fund	4,493,769	236,649	47,509	—	198,243	114,037	—	4,881,152
Vanguard Total
Bond Market II
Index Fund	1,985,363	381,366	301,477	(3,810)	135,917	44,801	—	2,197,359
Vanguard Total
Stock Market Index
Fund	6,803,846	329,173	280,188	9,551	694,127	96,057	—	7,556,509
Total	14,144,331	1,011,165	681,356	5,637	1,082,612	278,336	—	15,565,264
1 Not applicable—purchases and sales are for temporary cash investment purposes.